Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment
Property and equipment, gross	$ 306,110	$ 300,511
Accumulated depreciation and amortization	(189,081)	(177,834)
Property and equipment, net	$ 117,029	122,677
Minimum
Property and Equipment
Estimated useful life of property and equipment	3 years
Maximum
Property and Equipment
Estimated useful life of property and equipment	40 years
Land
Property and Equipment
Property and equipment, gross	$ 7,138	7,138
Buildings and improvements
Property and Equipment
Property and equipment, gross	$ 21,143	20,883
Buildings and improvements | Minimum
Property and Equipment
Estimated useful life of property and equipment	5 years
Buildings and improvements | Maximum
Property and Equipment
Estimated useful life of property and equipment	40 years
Furniture and office equipment
Property and Equipment
Property and equipment, gross	$ 73,457	76,856
Furniture and office equipment | Minimum
Property and Equipment
Estimated useful life of property and equipment	5 years
Furniture and office equipment | Maximum
Property and Equipment
Estimated useful life of property and equipment	7 years
Computer hardware
Property and Equipment
Property and equipment, gross	$ 10,173	13,546
Computer hardware | Minimum
Property and Equipment
Estimated useful life of property and equipment	3 years
Computer hardware | Maximum
Property and Equipment
Estimated useful life of property and equipment	7 years
Computer software
Property and Equipment
Property and equipment, gross	$ 137,150	129,519
Computer software | Minimum
Property and Equipment
Estimated useful life of property and equipment	3 years
Computer software | Maximum
Property and Equipment
Estimated useful life of property and equipment	10 years
Leasehold improvements
Property and Equipment
Property and equipment, gross	$ 49,241	44,215
Leasehold improvements | Minimum
Property and Equipment
Estimated useful life of property and equipment	3 years
Leasehold improvements | Maximum
Property and Equipment
Estimated useful life of property and equipment	10 years
Construction in progress
Property and Equipment
Property and equipment, gross	$ 7,808	$ 8,354